Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2025
Investments Accounted for Using the Equity Method [Abstract]
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

NOTE 9 - INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Eco Wave Power Ltd. owns 50% of EDF EWP One Ltd., a private limited liability company incorporated under the laws of Israel.

The remaining part of EWP EDF One Ltd. is owned by EDF Renewables IL in Israel. The objective of the joint venture is to exclusively cooperate in the development, financing, design, procurement, construction and operation of the new pilot project at Jaffa Port and to evaluate further possible collaborations in wave power. Initial funds in the amount of $117 in cash and $159 in non cash transfer of equipment were contributed during 2021. Additional funds in the amount of $75, $32, $50 and $298 were contributed during 2025, 2024, 2023 and 2022, respectively. The investment in the joint venture is presented as an investment in a joint venture in the Company’s consolidated statement of financial position as the Company does not have control over the joint venture.

Changes during the year:

	December 31
	2025	2024
	in USD thousands
Beginning of year	481	527
Investment	75	32
Share of loss	(95)	(79)
Foreign currency translation adjustment	73	(7)
End of year	534	481